Operating and Finance Leases (Details 4)	Dec. 31, 2019 USD ($)
Operating Leases
January 1, 2020 - December 31, 2020	$ 330,057
Total lease payments	330,057
Less: Imputed interest	(7,627)
Present value of lease liabilities	322,430
Current portion	322,430
Non-current portion
Finance Leases
January 1, 2020 - December 31, 2020	11,883
January 1, 2021 - December 31, 2021	11,883
January 1, 2022 - December 31, 2022	11,883
January 1, 2023 - December 31, 2023	11,883
January 1, 2024 - December 31, 2024	13,246
Total lease payments	60,778
Less: Imputed interest	(5,630)
Present value of lease liabilities	55,148
Current portion	(9,949)
Non-current portion	45,199
Related Party [Member]
Operating Leases
January 1, 2020 - December 31, 2020	23,029
Total lease payments	23,029
Less: Imputed interest	(397)
Present value of lease liabilities	22,632
Current portion	22,632
Non-current portion
Finance Leases
January 1, 2020 - December 31, 2020
January 1, 2021 - December 31, 2021
January 1, 2022 - December 31, 2022
January 1, 2023 - December 31, 2023
January 1, 2024 - December 31, 2024
Total lease payments
Less: Imputed interest
Present value of lease liabilities
Current portion
Non-current portion
Others [Member]
Operating Leases
January 1, 2020 - December 31, 2020	307,028
Total lease payments	307,028
Less: Imputed interest	(7,230)
Present value of lease liabilities	299,798
Current portion	299,798
Non-current portion
Finance Leases
January 1, 2020 - December 31, 2020	11,883
January 1, 2021 - December 31, 2021	11,883
January 1, 2022 - December 31, 2022	11,883
January 1, 2023 - December 31, 2023	11,883
January 1, 2024 - December 31, 2024	13,246
Total lease payments	60,778
Less: Imputed interest	(5,630)
Present value of lease liabilities	55,148
Current portion	(9,949)
Non-current portion	$ 45,199